Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 8. Subsequent Events

Pontifax Conversion of Convertible Debt

On April 15, 2024, Pontifax delivered a conversion notice to the Company electing to convert a portion of the remaining principal balance into shares of the Company’s common stock. Upon conversion, the Company issued 27,651 shares of the Company’s common stock at $5.60 per share, reducing the remaining principal balance by $154,840. Pontifax may elect to convert the remaining outstanding loan drawn under the first tranche into additional shares of the Company’s common stock at any time prior to repayment. The Company also has the ability to force the conversion of the loan into shares of its common stock, subject to certain conditions.

$4.75 million Public Offering

On April 22, 2024, the Company completed a public offering of (i) 204,694 shares of the Company’s common stock, (ii) pre-funded warrants to purchase 537,500 shares of the Company’s common stock and (iii) common warrants to purchase 742,194 shares of the Company’s common stock. The shares of common stock, or pre-funded warrants in lieu thereof, and the common warrants, were sold in units, with each unit consisting of one share of common stock or one pre-funded warrant in lieu thereof and one common warrant. Each unit comprised of common stock and common warrants was sold at a per unit price of $6.40. Each unit comprised of pre-funded warrants and common warrants was sold at a per unit price of $6.38, which represents the same per unit price less the $0.02 per share exercise price of the pre-funded warrants. The common warrants are exercisable at a price of $6.40 per share, are exercisable immediately and expire five years from the issuance date. The total gross proceeds to the Company from this offering were approximately $4.75 million before deducting commissions and other estimated offering expenses payable by the Company ($4.3 million, net).

Note 12. Subsequent Event

Convertible Debt Financing Agreement

On April 19, 2023, the Company entered into an amendment to the convertible debt financing agreement with Pontifax (See Note 5). The amendment reduced the conversion price with respect to the remaining principal amount outstanding under the agreement. The conversion price was amended to be (i) 90% of the closing price of our common stock on the day before the delivery of the conversion notice with respect to the first 36,790 shares of our common stock issuable upon conversion and (ii) $27.20 with respect to all shares of our common stock issuable upon conversion in excess of the first 36,790 shares so issued.

Conversion of Promissory Notes

On January 3, 2024, the Company issued an aggregate of 9,139 shares of common stock to two lenders upon conversion of approximately $100,000 of principal under promissory notes at a conversion price of $10.88 per share.

Remaining Convertible Debt

As of March 8, 2024, $2,900,585 of principal and $45,840 of accrued interest remain outstanding under the agreement. The conversion price for the remaining principal amount as of March 8, 2024 is (i) 90% of the closing price of our common stock on the day before the delivery of the conversion notice with respect to the first 27,651 shares of common stock issuable upon conversion and (ii) $27.40 with respect to all shares issuable upon conversion in excess of the first 27,651 shares so issued.